Statements of Operations (Parenthetical)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2016	Jan. 31, 2017	Jan. 31, 2016
Income Statement [Abstract]
Forward stock split	20:1	20:1	20:1	20:1	20:1	20:1